Condensed Consolidated Interim Statements of Changes In Equity (Parentheticals) (Unaudited) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Condensed Consolidated Interim Statements Of Changes In Equity [Abstract]
Cash dividend declared (in Dollars per share)	$ 0.25	$ 0.2	$ 0.2